Variable Interest Entities (Narrative) (Details)	Dec. 31, 2012 number	Mar. 31, 2012 number
Variable Interest Entities [Abstract]
Number of proprietary consumer loan securitizations where status as master servicer has been relinquished		2
Number of previously consolidated on-balance sheet consumer loan securitizations for which cleanup calls have been completed	4
Number Of Securitization Trusts That Have Entered Rapid Amortization Period	2